Advances from the Federal Home Loan Bank (Details) - Schedule of Advances from the Federal Home Loan Bank $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Advances from the Federal Home Loan Bank [Abstract]
2023	$ 66,360
2024	3,643
2025	31
2026	22
2027	16
2028	11
2029	4
2030-2033
Advances from the Federal Home Loan Bank	$ 70,087